S000000001 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	112 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.38%	13.59%	14.78%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	18.57%	15.32%	18.83%
Predecessor fund [Member]
Prospectus [Line Items]
Average Annual Return, Percent	16.95%	12.01%	16.62%
Performance Inception Date			Sep. 01, 2016